Goodwill and Intangible Assets - Schedule of Estimated Amortization Expenses Related to Core Deposit Intangible Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite Lived Intangible Assets [Line Items]
Net carrying amount	$ 4,934	$ 5,583	$ 1,560
Core Deposits
Finite Lived Intangible Assets [Line Items]
2019		1,253
2020		1,075
2021		897
2022		720
2023		542
Afterward		1,096
Net carrying amount		5,583	$ 1,560
Core Deposits | Keystone
Finite Lived Intangible Assets [Line Items]
2019		388
2020		303
2021		217
2022		132
2023		46
Net carrying amount		1,086
Core Deposits | PSB Bancshares, Inc
Finite Lived Intangible Assets [Line Items]
2019		865
2020		772
2021		680
2022		588
2023		496
Afterward		1,096
Net carrying amount		$ 4,497